RESTRICTED STOCK AWARDS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
RESTRICTED STOCK AWARDS

NOTE 5. RESTRICTED STOCK AWARDS

Restricted Stock Award transactions during the nine months ended September 30, 2025 were as follows:

	September 30, 2025
	Shares	Weighted- Average Grant Date Fair Value

Unvested at Beginning of Period	69,883	$34.05
Granted	-	-
Vested	(6,428)	11.20
Forfeited or Cancelled RSAs	-	-
Unvested at End of Period	63,455	$35.99

At September 30, 2025, we had approximately $0.1 million unrecognized stock-based compensation related to restricted stock awards. The weighted average non-performance based will be recognized over the next 0.5 years.

There are 63,455 performance RSAs unvested with an aggregate grant date fair value of $2.3 million at September 30, 2025.

We recognized stock compensation of $72,000 and $78,000 related to restricted stock awards for the nine months ended September 30, 2025 and 2024, respectively, including $24,000 and $24,000 related to restricted stock awards for the three months ended September 30, 2025 and 2024, respectively.

NOTE 5. RESTRICTED STOCK AWARDS

Restricted Stock Award transactions during the years ended December 31, 2024 were as follows:

	December 31, 2024
	Shares	Weighted- Average Grant Date Fair Value

Unvested at Beginning of Period	57,027	$39.20
Granted	31,429	9.80
Vested	(7,858)	9.93
Forfeited or Cancelled RSAs	(10,715)	8.40
Unvested at End of Period	69,883	$34.05

At December 31, 2024, we had approximately $2.4 million unrecognized stock-based compensation related to restricted stock awards. The weighted average non-performance based will be recognized over the next 0.6 years.